Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000196833
Shareholder Report [Line Items]
Fund Name	Toews Agility Shares Dynamic Tactical Income ETF
Trading Symbol	THY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Agility Shares Dynamic Tactical Income ETF for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/. You can also request this information by contacting us at 1-800-511-9270.
Additional Information Phone Number	1-800-511-9270
Additional Information Website	https://toewsetfs.com/etfs/thy-dynamic-tactical-income-etf/
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,636,797
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 128,206
InvestmentCompanyPortfolioTurnover	679.00%
C000196860
Shareholder Report [Line Items]
Fund Name	Toews Agility Shares Managed Risk ETF
Trading Symbol	MRSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Agility Shares Managed Risk ETF for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewsetfs.com/etfs/mrsk-managed-risk-etf/. You can also request this information by contacting us at 1-800-511-9270.
Additional Information Phone Number	1-800-511-9270
Additional Information Website	https://toewsetfs.com/etfs/mrsk-managed-risk-etf/
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 265,412,227
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,420,742
InvestmentCompanyPortfolioTurnover	6.00%